Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions	1 Months Ended					12 Months Ended
	Nov. 30, 2024	Jun. 30, 2024	Jan. 31, 2024	May 31, 2023	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022
Consideration for shares repurchased						£ 2,716.0	£ 2,416.0	£ 2,054.0
Value of own shares held						868.0	503.0	258.0
Notional amount of paid in equity notes reclassified to liabilities									£ (254.0)
Capital redemption reserve						3,218.0	£ 2,507.0	£ 1,651.0
Foreign exchange reserve | UBIDAC
Recycled to profit or loss on disposal of businesses						£ (460.0)
On Market Share Buyback Programme
Number of shares repurchased and cancelled			2.3			173.3	460.3	379.3
Consideration for shares repurchased			£ 4.9			£ 450.9	£ 1,151.7	£ 829.3
UK Government Investments Ltd (UKGI)
Consideration for shares repurchased	£ 1,005.0					£ 1,200.0	£ 1,300.0	£ 1,200.0
Number of shares repurchased	262.6	392.4		469.2	549.9
Purchase price per share	£ 3.808	£ 3.162		£ 2.684	£ 2.2005
Number of treasury stock, shares cancelled						222.4
Value of treasury shares cancelled						£ 706.9
Own shares held						170.0
Value of own shares held						£ 540.2